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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Virtus Investment Advisers, Inc.
Address:  100 Pearl Street, Hartford, CT 06103

Form 13F File Number: 028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin J. Carr
Title:  Senior Vice President and Clerk
Phone:  (860) 263-4791

Signature, Place and Date of Signing:

    /s/ Kevin J. Carr              Hartford, CT           February 14, 2013
--------------------------  -------------------------  -------------------------
       (Signature)                (City, State)                (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   --------
028-11020               Aberdeen Asset Management, Inc.

028-14580               Euclid Advisors LLC

028-01420               Duff & Phelps Investment Management Co.

028-04529               BMO Asset Management Corp. (formerly Harris
                        Investment Management, Inc.), and its
                        related subsidiaries

028-05792               Kayne Anderson Rudnick Investment Management, LLC

028-01646               Sasco Capital, Inc.

028-06450               Newfleet Asset Management, LLC

028-04490               Vontobel Asset Management, Inc.

028-06986               Horizon Asset Management LLC

028-13513               Kleinwort Benson Investors International, Ltd.

028-14375               Thomas J. Herzfeld Advisors, Inc.

                        Newfound Investments, LLC

                              Form 13F Summary Page
                                 Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            8

Form 13F Information Table Value Total:     $165,764
                                          (thousands)

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE
              REPORTING MANAGER:  VIRTUS INVESTMENT ADVISERS, INC.
                    FOR THE QUARTER ENDED: December 31, 2012

COLUMN 1           COLUMN 2         COLUMN 3   COLUMN 4     COLUMN 5                     COLUMN 6  COLUMN 7             COLUMN 8
--------           --------         --------   --------     --------                     --------  --------             --------
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
                                                            SHARES OR
                   TITLE OF                      VALUE      PRINCIPAL                   INVESTMENT  OTHER  SOLE      SHARED   NONE
NAME OF ISSUER      CLASS            CUSIP      (x1000)      AMOUNT     SH/PRN PUT/CALL DISCRETION MANAGER  (A)        (B)     (C)
--------------  -------------      ---------    -------     ---------   ------ -------- ---------- ------- --------- ------   -----
SELECT SECTOR
SPDR TR         SBI MATERIALS      81369Y100     21,018       559,873   SH              SOLE                 559,873
SELECT
SECTOR SPDR TR  SBI HEALTHCARE     81369Y209     20,679       518,529   SH              SOLE                 518,529
SELECT
SECTOR SPDR TR  SBI CONS STPLS     81369Y308     20,606       590,444   SH              SOLE                 590,444
SELECT
SECTOR SPDR TR  SBI CONS DISCR     81369Y407     20,888       440,311   SH              SOLE                 440,311
SELECT
SECTOR SPDR TR  SBI INT-ENERGY     81369Y506     20,518       287,280   SH              SOLE                 287,280
SELECT
SECTOR SPDR TR  SBI INT-FINL       81369Y605     20,659     1,260,451   SH              SOLE               1,260,451
SELECT
SECTOR SPDR TR  SBI INT-INDS       81369Y704     20,766       547,925   SH              SOLE                 547,925
SELECT
SECTOR SPDR TR  SBI INT-UTILS      81369Y886     20,630       590,759   SH              SOLE                590,759